Schedule of changes in allowance for doubtful advances (Details) - Allowance for doubtful advances [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
AllowanceForDoubtfulAdvancesLineItems [Line Items]
Balance at the beginning of the year	₨ 59,612	₨ 22,967
Provisions accrued during the year	10,025	38,860
Amount written off during the year		(2,215)
Balance at the end of the year	₨ 69,637	₨ 59,612